SHARE CAPITAL (Tables)	3 Months Ended
Mar. 31, 2022
SCHEDULE OF STOCK OPTIONS OUTSTANDING AND EXERCISABLE

As at March 31, 2022, the Company had the following options outstanding and exercisable:

Grant Date	Expiry Date	Exercise Price	Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
October 30, 2019	October 30, 2029	$2.50	7.59	296,665	296,665
November 19, 2019	November 19, 2029	$2.50	7.64	50,000	50,000
April 30, 2020	April 30, 2030	$2.50	8.09	87,000	78,666
April 30, 2020	April 30, 2030	$3.85	8.09	110,000	70,000
July 3, 2020	July 3, 2025	$3.20	3.26	200,000	166,666
November 24, 2020	November 24, 2030	$2.50	8.66	32,000	21,000
February 2, 2021	February 2, 2031	$13.20	8.85	30,000	20,000
March 8, 2021	March 8, 2026	$13.90	3.94	10,000	7,500
April 27, 2021	April 27, 2031	$10.15	8.98	182,000	-
September 9, 2021	September 9, 2026	$4.84	4.44	25,826	-
				1,023,491	710,497

SUMMARY OF CHANGES IN STOCK OPTIONS

	Number of Options	Weighted Average Exercise Price
Outstanding, December 31, 2020	1,193,659	$2.75
Forfeited	(405,494)	2.50
Granted	247,826	10.12
Outstanding, December 31, 2021	1,035,991	$4.60
Exercised	(12,500)	2.50
Outstanding, March 31, 2022	1,023,491	$3.22

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS

Three months ended March 31,	2022	2021
Risk free interest rate	2.38%	0.69%-1.40%
Expected volatility	69.83%	111.87%-113.16%
Expected life	5 years	5 years
Expected dividend yield	0%	0%
Exercise price	$13.90	$13.20-13.90

SUMMARY OF CHANGES IN RESTRICTED STOCK UNITS

As at March 31, 2022, the Company had the following RSUs outstanding:

Number of RSUs
Outstanding, December 31, 2020	614,666
Vested	(448,660)
Issued	348,826
Outstanding, December 31, 2021	514,832
Issued	-
Outstanding, March 31, 2022	514,832

SCHEDULE OF WARRANT DERIVATIVE LIABILITY

Balance at January 1, 2021	$748,634
Warrant issuance	8,261,511
Exercised	(98,048)
Change in fair value of warrants outstanding	(4,046,325)
Balance at December 31, 2021	$4,865,772
Exercised	(74,227)
Change in fair value of warrants outstanding	1,022,501
Warrant Balance at March 31, 2022	$5,814,046

Derivative liability
Warrants	$5,814,046
Contingent consideration (note 5)	976,816
Derivative liability at March 31, 2022	$6,790,862

SCHEDULE OF WARRANTS AND FAIR VALUE OUTSTANDING

Details of these warrants and their fair values are as follows:

Issue Date	Exercise Price	Number of Warrants Outstanding at March 31, 2022	Fair Value at March 31, 2022	Number of Warrants Outstanding at December 31, 2021	Fair Value at December 31, 2021
November 30, 2020	US$ 3.55	481,484	$353,777	482,425	$182,262
February 5, 2021	US$ 3.55	1,319,675	1,076,840	1,323,275	951,226
March 5, 2021	US$ 3.55	5,142,324	4,383,429	5,154,321	3,731,284
		6,943,483	$5,814,046	6,960,021	$4,864,772

SCHEDULE OF WEIGHTED AVERAGE ASSUMPTION FOR WARRANTS

The fair values of these warrants were estimated using the Black-Scholes option pricing model with the following weighted average assumptions:

	March 31, 2022	December 31, 2021
Risk free interest rate	2.17%	0.23%-0.95%
Expected volatility	72.74%-126.97%	70.95%-144.59%
Expected life	0.67-2.46 years	2-3 years
Expected dividend yield	0%	0%

SUMMARY OF CHANGES IN WARRANTS

	Number of Warrants	Weighted Average Exercise Price
Outstanding, December 31, 2020	2,416,864	$2.95
Exercised	(1,939,534)	2.54
Forfeited	(6,000)	2.50
Issued	7,943,489	5.10
Outstanding, December 31, 2021	8,414,819	$4.99
Exercised	(16,538)	4.44
Outstanding, March 31, 2022	8,398,281	$4.99

SCHEDULE OF WARRANTS OUTSTANDING

As at March 31, 2022, the Company had the following warrants outstanding:

Date issued	Expiry date	Exercise price		Number of warrants outstanding
November 30, 2020	November 30, 2022	US$	3.55	481,484
February 5, 2021	February 5, 2023	US$	3.55	1,319,675
March 5, 2021	March 5, 2023	US$	3.55	5,142,324
March 22, 2021	March 22, 2023	CDN$	13.35	1,200,000
July 29, 2021	July 29, 2024	US$	5.00	250,000
September 14, 2021	September 14, 2024	US$	5.00	4,798
				8,398,281